CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Restructuring Program	Public Offering	Third Party Allotment	Private Placement	Common Stock	Common Stock Restructuring Program	Common Stock Earnout Agreement	Common Stock Public Offering	Common Stock Third Party Allotment	Common Stock Private Placement	Treasury Stock	Additional Paid-in Capital	Subscription receivable	Accumulated Comprehensive Income	Retained Earnings	Retained Earnings Earnout Agreement
Beginning Balance at Dec. 31, 2008	$ 12,540,408					$ 300							$ 6,930,944	$ (4,310,087)	$ 2,403,547	$ 7,515,704
Beginning Balance (in shares) at Dec. 31, 2008						30,000,000
Net income	43,448,278															43,448,278
Foreign currency translation gain	7,754														7,754
Subscription receivable settlement	4,310,087													4,310,087
Shares issued for warrant conversion (in shares)						76,600
Shares issued for warrant conversion	383,000					383,000
Shares issued (in shares)							2,245,723	2,850,000	4,800,000	720,000
Shares issued		1,955,386	21,085,944	3,312,000			1,955,386	18,525,000	21,085,944	3,312,000							(18,525,000)
Ending Balance at Dec. 31, 2009	87,042,857					45,261,630							6,930,944		2,411,301	32,438,982
Ending Balance (in shares) at Dec. 31, 2009						40,692,323
Net income	47,083,424															47,083,424
Foreign currency translation gain	5,003,108														5,003,108
Shares issued for warrant conversion (in shares)						2,142,959
Shares issued for warrant conversion	10,714,795					10,714,795
Shares issued (in shares)											3,303,771
Shares issued					17,967,818						17,967,818
Ending Balance at Dec. 31, 2010	167,812,002					73,944,243							6,930,944		7,414,409	79,522,406
Ending Balance (in shares) at Dec. 31, 2010						46,139,053
Net income	57,620,552															57,620,552
Foreign currency translation gain	11,038,151														11,038,151
Shares issued for warrant conversion (in shares)						13,294,775
Shares issued for warrant conversion	66,473,875					66,473,875
Adjustment from separation and creation of units						(5,250)
Purchase of treasury stock (in shares)												(1,176,898)
Purchase of treasury stock	(4,516,744)											(4,516,744)
Ending Balance at Dec. 31, 2011	$ 298,427,836					$ 140,418,118						$ (4,516,744)	$ 6,930,944		$ 18,452,560	$ 137,142,958
Ending Balance (in shares) at Dec. 31, 2011						59,428,578						(1,176,898)